Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Ceded Premiums Earned	$ 1,297	$ (3,559)	$ (2,486)	$ (2,672)
Policyholder Benefits and Claims Incurred, Ceded	$ 1,244	$ (2,988)	$ (1,771)	$ (2,774)